UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06040

Nuveen Municipal Market Opportunity Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         7/31/10

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Municipal Market Opportunity Fund, Inc. (NMO)
	July 31, 2010
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Alabama – 0.6% (0.4% of Total Investments)
	Henry County Water Authority, Alabama, Water Revenue Bonds, Series 2006:
$ 1,935	5.000%, 1/01/36 – RAAI Insured	1/16 at 100.00	N/R	$ 1,668,415
2,485	5.000%, 1/01/41 – RAAI Insured	1/16 at 100.00	N/R	2,087,847
4,420	Total Alabama			3,756,262
	Alaska – 1.7% (1.1% of Total Investments)
	Alaska Housing Finance Corporation, General Housing Purpose Bonds, Series 2005A:
1,125	5.250%, 12/01/34 – FGIC Insured (UB)	12/14 at 100.00	AA	1,157,614
1,275	5.250%, 12/01/41 – FGIC Insured (UB)	12/14 at 100.00	AA	1,307,921
13,025	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds,	6/14 at 100.00	Baa3	8,422,356
	Series 2006A, 5.000%, 6/01/46
15,425	Total Alaska			10,887,891
	California – 18.1% (11.8% of Total Investments)
12,500	Anaheim Public Finance Authority, California, Subordinate Lease Revenue Bonds, Public	No Opt. Call	AAA	2,487,625
	Improvement Project, Series 1997C, 0.000%, 9/01/35 – AGM Insured
1,350	Antelope Valley Union High School District, Los Angeles County, California, General Obligation	No Opt. Call	Aa2	424,656
	Bonds, Series 2004B, 0.000%, 8/01/29 – NPFG Insured
	Bay Area Toll Authority, California, San Francisco Bay Area Toll Bridge Revenue Bonds,
	Series 2009-F1:
2,500	5.125%, 4/01/39	4/19 at 100.00	AA	2,605,525
2,500	5.625%, 4/01/44	4/19 at 100.00	AA	2,739,350
8,000	Beverly Hills Unified School District, Los Angeles County, California, General Obligation	No Opt. Call	Aa1	2,369,600
	Bonds, Series 2009, 0.000%, 8/01/33
7,800	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Los	12/18 at 100.00	Baa3	5,619,822
	Angeles County Securitization Corporation, Series 2006A, 0.000%, 6/01/36
5,000	California Department of Water Resources Central Valley Project Water System Revenue Bonds,	No Opt. Call	AAA	5,430,600
	Series 2009-AF, 5.000%, 12/01/29
1,350	California Educational Facilities Authority, Revenue Refunding Bonds, Loyola Marymount	No Opt. Call	A2	198,018
	University, Series 2001A, 0.000%, 10/01/39 – NPFG Insured
4,295	California Health Facilities Financing Authority, Health Facility Revenue Bonds, Adventist	3/13 at 100.00	A	4,153,737
	Health System/West, Series 2003A, 5.000%, 3/01/33
9,000	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanante System,	3/16 at 100.00	A+	8,872,374
	Series 2006, 5.250%, 3/01/45
7,000	California State, General Obligation Bonds, Various Purpose Series 2010, 5.250%, 3/01/30	3/20 at 100.00	A1	7,136,990
1,550	California Statewide Community Development Authority, Revenue Bonds, St. Joseph Health System,	7/18 at 100.00	AA–	1,604,994
	Series 2007A, 5.750%, 7/01/47 – FGIC Insured
25,000	California, Various Purpose General Obligation Bonds, Series 2005, 4.750%, 3/01/35 –	3/16 at 100.00	A1	23,382,000
	NPFG Insured (UB)
10,445	Castaic Lake Water Agency, California, Certificates of Participation, Water System Improvement	No Opt. Call	AA	3,478,916
	Project, Series 1999, 0.000%, 8/01/29 – AMBAC Insured
8,365	Cupertino Union School District, Santa Clara County, California, General Obligation Bonds,	8/13 at 52.66	Aa1	3,422,122
	Series 2003B, 0.000%, 8/01/26 – FGIC Insured
5,000	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/13 at 100.00	AAA	5,597,850
	Asset-Backed Bonds, Series 2003B, 5.000%, 6/01/38 (Pre-refunded 6/01/13) – AMBAC Insured
	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement
	Asset-Backed Revenue Bonds, Series 2005A:
3,500	0.000%, 6/01/26 – AGM Insured	No Opt. Call	AAA	1,400,560
3,000	5.000%, 6/01/45	6/15 at 100.00	A2	2,742,330
1,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/17 at 100.00	BBB	645,660
	Bonds, Series 2007A-1, 5.125%, 6/01/47
1,500	Lincoln Unified School District, Placer County, California, Community Facilities District 1,	No Opt. Call	N/R	548,235
	Special Tax Bonds, Series 2005, 0.000%, 9/01/26 – AMBAC Insured
490	Los Angeles Department of Water and Power, California, Electric Plant Revenue Bonds, Second	10/10 at 100.00	N/R (4)	491,313
	Series 1993, 4.750%, 10/15/20 (ETM)
995	Los Angeles Department of Water and Power, California, Electric Plant Revenue Bonds, Series	8/10 at 100.00	AA– (4)	998,333
	1994, 5.375%, 2/15/34 (ETM)
5,000	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series 2003A,	7/12 at 100.00	AA	5,056,400
	5.125%, 7/01/40 – FGIC Insured
2,200	M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay Contracts, Series 2009B,	No Opt. Call	A	2,417,052
	6.500%, 11/01/39
14,000	New Haven Unified School District, California, General Obligation Bonds, Refunding Series	No Opt. Call	AAA	3,173,660
	2009, 0.000%, 8/01/34 – AGC Insured
1,000	Pajaro Valley Unified School District, Santa Cruz County, California, General Obligation	No Opt. Call	AAA	322,250
	Bonds, Series 2005B, 0.000%, 8/01/29 – AGM Insured
8,040	Placentia-Yorba Linda Unified School District, Orange County, California, Certificates of	No Opt. Call	A+	1,702,068
	Participation, Series 2006, 0.000%, 10/01/34 – FGIC Insured
3,205	San Diego Community College District, California, General Obligation Bonds, Series 2005,	5/15 at 100.00	AAA	3,434,254
	5.000%, 5/01/25 – AGM Insured
	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue
	Refunding Bonds, Series 1997A:
5,000	5.650%, 1/15/17 – NPFG Insured	1/14 at 102.00	A	4,843,700
26,000	0.000%, 1/15/35 – NPFG Insured	No Opt. Call	A	3,654,820
5,000	San Jose-Evergreen Community College District, Santa Clara County, California, General	9/15 at 100.00	Aa1	1,699,300
	Obligation Bonds, Series 2005A, 0.000%, 9/01/28 – NPFG Insured
4,825	Santa Monica Community College District, Los Angeles County, California, General Obligation	No Opt. Call	Aa1	2,122,614
	Bonds, Series 2005C, 0.000%, 8/01/25 – NPFG Insured
196,410	Total California			114,776,728
	Colorado – 8.2% (5.3% of Total Investments)
1,085	Arkansas River Power Authority, Colorado, Power Revenue Bonds, Series 2006, 5.250%, 10/01/40 –	10/16 at 100.00	BBB	1,000,359
	SYNCORA GTY Insured
3,000	Broomfield, Colorado, Master Facilities Lease Purchase Agreement, Certificates of	12/10 at 100.00	Aa3	3,041,460
	Participation, Series 1999, 5.750%, 12/01/24 – AMBAC Insured
6,285	Broomfield, Colorado, Sales and Use Tax Revenue Refunding and Improvement Bonds, Series 2002A,	12/12 at 100.00	Aa3	6,722,625
	5.500%, 12/01/22 – AMBAC Insured
6,830	Colorado Health Facilities Authority, Health Facilities Revenue Bonds, Sisters of Charity of	No Opt. Call	AA	6,855,203
	Leavenworth Health Services Corporation, Series 2010A, 5.000%, 1/01/40
11,465	Denver City and County, Colorado, Airport System Revenue Refunding Bonds, Series 2000A,	11/10 at 100.00	A+	11,613,128
	6.000%, 11/15/18 – AMBAC Insured (Alternative Minimum Tax)
	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B:
6,200	0.000%, 9/01/22 – NPFG Insured	No Opt. Call	A	3,037,008
9,450	0.000%, 9/01/30 – NPFG Insured	No Opt. Call	A	2,485,917
15,960	0.000%, 9/01/33 – NPFG Insured	No Opt. Call	A	3,303,880
20,000	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B, 0.000%, 9/01/28	9/10 at 31.42	Aaa	6,281,800
	(Pre-refunded 9/01/10) – NPFG Insured
	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004B:
3,800	0.000%, 9/01/27 – NPFG Insured	9/20 at 67.94	A	1,250,922
13,300	0.000%, 9/01/31 – NPFG Insured	9/20 at 53.77	A	3,227,245
6,250	0.000%, 9/01/32 – NPFG Insured	9/20 at 50.83	A	1,400,000
10,000	0.000%, 3/01/36 – NPFG Insured	No Opt. Call	A	1,721,000
113,625	Total Colorado			51,940,547
	District of Columbia – 1.5% (1.0% of Total Investments)
10,000	Washington Convention Center Authority, District of Columbia, Senior Lien Dedicated Tax	10/16 at 100.00	A1	9,724,100
	Revenue Bonds, Series 2007A, 4.500%, 10/01/30 – AMBAC Insured
	Florida – 2.4% (1.6% of Total Investments)
5,885	Florida Housing Finance Corporation, Homeowner Mortgage Revenue Bonds, Series 2008, Trust	1/17 at 100.00	AA+	5,481,995
	1191, 8.585%, 1/01/27 (Alternative Minimum Tax) (IF)
2,500	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series	10/20 at 100.00	A2	2,550,850
	2010A-1, 5.375%, 10/01/41
3,000	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2010B,	10/20 at 100.00	A2	3,103,800
	5.000%, 10/01/26 (WI/DD, Settling 8/05/10)
4,000	Orlando, Florida, Tourist Development Tax Revenue Bonds, Senior Lien 6th Central Contract	11/17 at 100.00	AAA	4,050,920
	Payments, Series 2008A, 5.250%, 11/01/23 – AGC Insured
15,385	Total Florida			15,187,565
	Georgia – 4.1% (2.6% of Total Investments)
14,330	Fulton County Facilities Corporation, Georgia, Certificates of Participation, Public Purpose	11/10 at 101.00	AA– (4)	14,660,307
	Project, Series 1999, 5.500%, 11/01/18 (Pre-refunded 11/01/10) – AMBAC Insured
10,000	Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation Certificates,	2/41 at 100.00	A+	10,037,000
	Northeast Georgia Health Services Inc., Series 2010B, 5.250%, 2/15/45
1,245	Royston Hospital Authority, Georgia, Revenue Anticipation Certificates, Ty Cobb Healthcare	1/11 at 101.00	N/R	1,158,136
	System Inc., Series 1999, 6.500%, 7/01/27
25,575	Total Georgia			25,855,443
	Illinois – 14.5% (9.4% of Total Investments)
4,595	Bolingbrook, Illinois, General Obligation Refunding Bonds, Series 2002B, 0.000%, 1/01/32 –	No Opt. Call	Aa3	1,495,443
	FGIC Insured
4,600	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax	No Opt. Call	Aa2	2,916,952
	Revenues, Series 1999A, 0.000%, 12/01/20 – FGIC Insured
4,000	Chicago, Illinois, Motor Fuel Tax Revenue Bonds, Series 2003A, 5.000%, 1/01/33 – AMBAC Insured	7/13 at 100.00	AA+	4,051,800
5,000	Chicago, Illinois, Motor Fuel Tax Revenue Bonds, Series 2008A, 5.000%, 1/01/38 – AGC Insured	1/18 at 100.00	AAA	5,121,150
1,885	Chicago, Illinois, Motor Fuel Tax Revenue Refunding Bonds, Series 1993, 5.375%, 1/01/14 –	No Opt. Call	AA+	2,026,488
	AMBAC Insured
5,250	Chicago, Illinois, Revenue Bonds, Midway Airport, Series 1998B, 5.000%, 1/01/28 – NPFG Insured	1/11 at 100.00	A	5,258,663
7,100	Cook County, Illinois, General Obligation Bonds, Refunding Series 2010A, 5.250%, 11/15/33	11/20 at 100.00	AA	7,501,363
10,000	Illinois Finance Authority, Illinois, Northwestern University, Revenue Bonds, Series 2006,	12/15 at 100.00	AAA	10,286,800
	5.000%, 12/01/42 (UB)
3,000	Illinois Finance Authority, Revenue Bonds, MeMmorial Health System, Series 2009,	No Opt. Call	A+	3,026,520
	5.500%, 4/01/34
5,000	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Refunding Series 2010A,	5/20 at 100.00	A	5,065,950
	6.000%, 5/15/39
5,500	Illinois Finance Authority, Revenue Refunding Bonds, Silver Cross Hospital and Medical	8/18 at 100.00	BBB	5,230,830
	Centers, Series 2008A, 5.500%, 8/15/30
2,060	Illinois Health Facilities Authority, Revenue Bonds, Sherman Health Systems, Series 1997,	8/10 at 100.00	BBB	2,060,597
	5.250%, 8/01/17 – AMBAC Insured
	Lake and McHenry Counties Community Unit School District 118, Wauconda, Illinois, General
	Obligation Bonds, Series 2005B:
10,230	0.000%, 1/01/22 – AGM Insured	1/15 at 70.63	Aa3	5,963,476
6,780	0.000%, 1/01/24 – AGM Insured	1/15 at 63.44	Aa3	3,486,547
1,975	Lake County Community High School District 127, Grayslake, Illinois, General Obligation Bonds,	No Opt. Call	AAA	2,369,980
	Series 2002A, 9.000%, 2/01/13 – FGIC Insured
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion
	Project, Series 2002A:
6,500	0.000%, 6/15/25 – NPFG Insured	6/22 at 101.00	AAA	4,986,085
3,270	5.000%, 12/15/28 – NPFG Insured	6/12 at 101.00	AAA	3,323,170
3,700	0.000%, 6/15/30 – NPFG Insured	No Opt. Call	AAA	1,155,991
3,280	0.000%, 6/15/37 – NPFG Insured	No Opt. Call	AAA	659,280
11,715	0.000%, 12/15/38 – NPFG Insured	No Opt. Call	AAA	2,147,125
9,170	0.000%, 6/15/39 – NPFG Insured	No Opt. Call	AAA	1,626,575
6,500	Metropolitan Pier and Exposition Authority, Illinois, Revenue Refunding Bonds, McCormick Place	6/12 at 101.00	AAA	6,971,705
	Expansion Project, Series 2002B, 5.750%, 6/15/23 – NPFG Insured
2,080	Midlothian, Illinois, General Obligation Bonds, Series 2010A, 5.250%, 2/01/34 (WI/DD,	2/20 at 100.00	AAA	2,080,000
	Settling 8/11/10)
2,685	Sterling, Whiteside County, Illinois, General Obligation Bonds, Recovery Zone Facility Series	5/20 at 100.00	AAA	2,776,961
	2010A, 5.250%, 5/01/31 – AGM Insured
125,875	Total Illinois			91,589,451
	Indiana – 2.7% (1.8% of Total Investments)
4,695	Indiana Educational Facilities Authority, Revenue Bonds, Butler University, Series 2001,	2/11 at 100.00	A	4,761,622
	5.500%, 2/01/26 – NPFG Insured
4,030	Indiana Finance Authority Health System Revenue Bonds, Sisters of St. Francis Health Services,	11/19 at 100.00	Aa3	4,133,611
	Inc. Obligated Group, Series 2009, 5.250%, 11/01/39
6,000	Indiana Finance Authority, Revenue Bonds, Trinity Health Care Group, Refunding Series 2009A,	12/19 at 100.00	AA	6,246,660
	5.250%, 12/01/38
2,000	Petersburg, Indiana, Pollution Control Revenue Refunding Bonds, Indianapolis Power and Light	8/11 at 102.00	A3	2,051,660
	Company, Series 1991, 5.750%, 8/01/21
16,725	Total Indiana			17,193,553
	Iowa – 0.8% (0.5% of Total Investments)
970	Iowa Finance Authority, Health Facility Revenue Bonds, Care Initiatives Project, Series 2006A,	7/16 at 100.00	BB+	843,415
	5.000%, 7/01/19
5,000	Iowa Tobacco Settlement Authority, Tobacco Asset-Backed Revenue Bonds, Series 2005B,	6/17 at 100.00	BBB	4,044,450
	5.600%,6/01/34
5,970	Total Iowa			4,887,865
	Kansas – 0.5% (0.3% of Total Investments)
2,500	Kansas Development Finance Authority, Water Pollution Control Revolving Fund Leveraged Bonds,	11/12 at 100.00	AAA	2,720,525
	Series 2002-II, 5.500%, 11/01/21
500	Salina, Kansas, Hospital Revenue Bonds, Salina Regional Medical Center, Series 2006,	4/16 at 100.00	A1	491,095
	4.625%, 10/01/31
3,000	Total Kansas			3,211,620
	Kentucky – 0.2% (0.1% of Total Investments)
1,000	Kentucky Economic Development Finance Authority, Louisville Arena Project Revenue Bonds,	6/18 at 100.00	AAA	1,093,570
	Louisville Arena Authority, Inc., Series 2008-A1, 6.000%, 12/01/38 – AGC Insured
	Louisiana – 3.2% (2.1% of Total Investments)
7,415	Louisiana Local Government Environmental Facilities and Community Development Authority,	12/12 at 100.00	A	7,446,959
	Revenue Bonds, Baton Rouge Community College Facilities Corporation, Series 2002, 5.000%,
	12/01/32 – NPFG Insured
	Louisiana Public Facilities Authority, Revenue Bonds, Baton Rouge General Hospital,
	Series 2004:
1,765	5.250%, 7/01/24 – NPFG Insured	7/14 at 100.00	A	1,817,438
3,350	5.250%, 7/01/33 – NPFG Insured	7/14 at 100.00	A	3,387,051
7,850	Tobacco Settlement Financing Corporation, Louisiana, Tobacco Settlement Asset-Backed Bonds,	5/11 at 101.00	BBB	7,736,646
	Series 2001B, 5.875%, 5/15/39
20,380	Total Louisiana			20,388,094
	Maryland – 1.2% (0.7% of Total Investments)
4,410	Maryland Community Development Administration, Department of Housing and Community	3/17 at 100.00	Aa2	4,318,978
	Development, Residential Revenue Bonds, Series 2007D, 4.900%, 9/01/42 (Alternative Minimum Tax)
2,500	Maryland Department of Transportation, Consolidated Transportation Revenue Bonds, Series 2002,	No Opt. Call	AAA	3,011,050
	5.500%, 2/01/16
6,910	Total Maryland			7,330,028
	Michigan – 2.2% (1.4% of Total Investments)
5,000	Detroit Water Supply System, Michigan, Water Supply System Revenue Bonds, Series 2006D,	7/16 at 100.00	AAA	4,809,800
	4.625%, 7/01/32 – AGM Insured
5,000	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Henry Ford Health System,	11/19 at 100.00	A1	5,028,100
	Refunding Series 2009, 5.750%, 11/15/39
3,050	Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Revenue Bonds,	6/18 at 100.00	Baa3	2,655,940
	Series 2008A, 6.875%, 6/01/42
1,150	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont	9/18 at 100.00	A1	1,377,390
	Hospital, Refunding Series 2009V, 8.250%, 9/01/39
14,200	Total Michigan			13,871,230
	Minnesota – 7.8% (5.1% of Total Investments)
930	Minnesota Agricultural and Economic Development Board, Healthcare System Revenue Bonds,	11/10 at 101.00	A	941,923
	Fairview Hospital and Healthcare Services, Series 2000A, 6.375%, 11/15/29
29,070	Minnesota Agricultural and Economic Development Board, Healthcare System Revenue Bonds,	11/10 at 101.00	A (4)	29,881,344
	Fairview Hospital and Healthcare Services, Series 2000A, 6.375%, 11/15/29
	(Pre-refunded 11/15/10)
1,520	Minnesota Housing Finance Agency, Single Family Remarketed Mortgage Bonds, Series 1998H-2,	1/11 at 101.00	AA+	1,542,830
	6.050%, 7/01/31 (Alternative Minimum Tax)
13,675	Minnesota State, General Obligation Bonds, Series 2000, 5.125%, 11/01/16	11/10 at 100.00	AAA	13,843,066
2,810	St. Paul Housing and Redevelopment Authority, Minnesota, Sales Tax Revenue Refunding Bonds,	11/15 at 103.00	AAA	3,458,323
	Civic Center Project, Series 1996, 7.100%, 11/01/23 – AGM Insured
48,005	Total Minnesota			49,667,486
	Mississippi – 0.9% (0.6% of Total Investments)
5,900	Mississippi Business Finance Corporation, Pollution Control Revenue Refunding Bonds, System	10/10 at 100.00	BBB	5,899,528
	Energy Resources Inc. Project, Series 1998, 5.875%, 4/01/22
	Missouri – 0.8% (0.5% of Total Investments)
	Kansas City Municipal Assistance Corporation, Missouri, Leasehold Revenue Bonds,
	Series 2004B-1:
8,000	0.000%, 4/15/27 – AMBAC Insured	No Opt. Call	AA–	3,305,760
5,000	0.000%, 4/15/31 – AMBAC Insured	No Opt. Call	AA–	1,600,200
13,000	Total Missouri			4,905,960
	Nebraska – 1.8% (1.2% of Total Investments)
11,690	Omaha Convention Hotel Corporation, Nebraska, Convention Center Revenue Bonds, Series 2007,	2/17 at 100.00	Aa3	11,690,000
	5.000%, 2/01/35 – AMBAC Insured
	Nevada – 6.0% (3.9% of Total Investments)
15,000	Clark County, Nevada, Airport Revenue Bonds, Subordinte Lien Series 2010B, 5.750%, 7/01/42	1/20 at 100.00	Aa3	16,039,650
11,615	Clark County, Nevada, Passenger Facility Charge Revenue Bonds, Las Vegas-McCarran	1/20 at 100.00	Aa3	11,644,386
	International Airport, Series 2010A, 5.250%, 7/01/42
	Director of Nevada State Department of Business and Industry, Revenue Bonds, Las Vegas
	Monorail Project, First Tier, Series 2000:
6,125	0.000%, 1/01/17 – AMBAC Insured	No Opt. Call	N/R	1,025,570
8,500	0.000%, 1/01/26 – AMBAC Insured	No Opt. Call	N/R	833,425
7,860	0.000%, 1/01/27 – AMBAC Insured	No Opt. Call	N/R	725,950
19,300	5.375%, 1/01/40 – AMBAC Insured (5)	1/11 at 100.00	N/R	4,626,403
2,135	Reno, Nevada, Capital Improvement Revenue Bonds, Series 2005B, 0.000%, 6/01/37 – FGIC Insured	6/15 at 33.61	A	329,217
2,500	Reno, Nevada, Health Facilities Revenue Bonds, Catholic Healthcare West, Series 2007A, Trust	7/17 at 100.00	AA+	2,845,200
	2634, 18.164%, 7/01/31 – BHAC Insured (IF)
73,035	Total Nevada			38,069,801
	New Hampshire – 0.5% (0.3% of Total Investments)
3,000	New Hampshire Business Finance Authority, Revenue Bonds, Elliot Hospital Obligated Group	10/19 at 100.00	BBB+	3,072,570
	Issue, Series 2009A, 6.125%, 10/01/39
	New Jersey – 4.0% (2.6% of Total Investments)
18,400	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Barnabas Health	1/17 at 35.47	BB+	2,376,176
	Care System, Series 2006A, 0.000%, 7/01/37
35,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2006C,	No Opt. Call	AAA	8,665,300
	0.000%, 12/15/34 – AGM Insured
5,000	New Jersey Turnpike Authority, Revenue Bonds, Growth and Income Securities, Series 2004B,	1/17 at 100.00	A+	4,086,200
	5.150%, 1/01/35 – AMBAC Insured
3,000	Rahway Valley Sewerage Authority, New Jersey, Sewer Revenue Bonds, Series 2005A, 0.000%,	No Opt. Call	Aa2	1,400,070
	9/01/25 – NPFG Insured
3,525	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/12 at 100.00	AAA	3,895,724
	Series 2002, 6.125%, 6/01/42 (Pre-refunded 6/01/12)
2,100	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/13 at 100.00	AAA	2,383,101
	Series 2003, 6.375%, 6/01/32 (Pre-refunded 6/01/13)
4,000	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/17 at 100.00	BBB	2,636,360
	Series 2007-1A, 5.000%, 6/01/41
71,025	Total New Jersey			25,442,931
	New Mexico – 1.4% (0.9% of Total Investments)
5,925	New Mexico Hospital Equipment Loan Council, Hospital Revenue Bonds, Presbyterian Healthcare	8/11 at 101.00	AA– (4)	6,290,336
	Services, Series 2001A, 5.500%, 8/01/21 (Pre-refunded 8/01/11)
2,475	University of New Mexico, Revenue Refunding Bonds, Series 1992A, 6.250%, 6/01/12	No Opt. Call	AA	2,624,787
8,400	Total New Mexico			8,915,123
	New York – 4.3% (2.8% of Total Investments)
7,000	Brooklyn Areba Local Development Corporation, New York, Payment in Lieu of Taxes Revenue	No Opt. Call	BBB–	595,490
	Bonds, Barclays Center Project, Series 2009, 0.000%, 7/15/45
3,000	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006B,	6/16 at 100.00	A–	3,078,390
	5.000%, 12/01/35
5	New York City, New York, General Obligation Bonds, Fiscal Series 1997H, 6.125%, 8/01/25	8/10 at 100.00	AA	5,019
5,000	New York City, New York, General Obligation Bonds, Fiscal Series 2002A, 5.750%, 8/01/16	8/12 at 100.00	AA	5,437,100
	New York City, New York, General Obligation Bonds, Fiscal Series 2002G:
1,000	5.000%, 8/01/17	8/12 at 100.00	AA	1,069,350
6,515	5.750%, 8/01/18	8/12 at 100.00	AA	7,072,358
15	New York City, New York, General Obligation Bonds, Fiscal Series 2002G, 5.750%, 8/01/18	8/12 at 100.00	AA (4)	16,637
	(Pre-refunded 8/01/12)
10,000	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air	12/10 at 100.00	A	10,010,900
	Terminal LLC, Sixth Series 1997, 5.750%, 12/01/22 – NPFG Insured (Alternative Minimum Tax)
32,535	Total New York			27,285,244
	North Carolina – 5.9% (3.8% of Total Investments)
1,900	Charlotte-Mecklenburg Hospital Authority, North Carolina, Healthcare System Revenue Bonds, DBA	1/15 at 100.00	AAA	2,216,293
	Carolinas Healthcare System, Series 2005A, 5.000%, 1/15/45 (Pre-refunded 1/15/15)
17,000	North Carolina Capital Facilities Financing Agency, Revenue Bonds, Duke University, Series	10/15 at 100.00	AA+	17,669,120
	2005A, 5.000%, 10/01/41
3,000	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Series 2005,	1/16 at 100.00	A–	3,241,650
	5.250%, 1/01/20 – AMBAC Insured
4,000	North Carolina Medical Care Commission, Health System Revenue Bonds, Mission St. Joseph’s	10/17 at 100.00	AA	3,924,800
	Health System, Series 2007, 4.500%, 10/01/31 (UB)
7,500	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Series 2003A, 5.250%,	1/13 at 100.00	A	8,104,200
	1/01/19 – NPFG Insured
1,900	North Carolina Turnpike Authority, Triangle Expressway System Revenue Bonds, Series 2009A,	1/19 at 100.00	AAA	2,048,276
	5.750%, 1/01/39 – AGC Insured
35,300	Total North Carolina			37,204,339
	North Dakota – 3.7% (2.4% of Total Investments)
23,035	Fargo, North Dakota, Health System Revenue Bonds, MeritCare Obligated Group, Series 2000A,	12/10 at 101.00	AAA	23,211,678
	5.625%, 6/01/31 – AGM Insured
	Ohio – 7.2% (4.6% of Total Investments)
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue
	Bonds, Senior Lien, Series 2007A-2:
4,420	5.375%, 6/01/24	6/17 at 100.00	BBB	3,803,587
110	5.125%, 6/01/24	6/17 at 100.00	BBB	92,242
1,250	5.875%, 6/01/30	6/17 at 100.00	BBB	986,825
6,215	5.750%, 6/01/34	6/17 at 100.00	BBB	4,651,430
4,300	6.000%, 6/01/42	6/17 at 100.00	BBB	3,189,869
4,750	5.875%, 6/01/47	6/17 at 100.00	BBB	3,366,563
10,000	Columbus City School District, Franklin County, Ohio, General Obligation Bonds, Series 2006,	12/16 at 100.00	AAA	9,956,600
	4.250%, 12/01/32 – AGM Insured (UB)
11,080	Montgomery County, Ohio, Hospital Facilities Revenue Bonds, Kettering Medical Center, Series	No Opt. Call	A	11,737,709
	1999, 6.300%, 4/01/12
7,500	Ohio State, Hospital Facility Revenue Refunding Bonds, Cleveland Clinic Health System	1/19 at 100.00	Aa2	7,977,300
	Obligated Group, Series 2009A, 5.500%, 1/01/39
49,625	Total Ohio			45,762,125
	Oklahoma – 0.3% (0.2% of Total Investments)
1,675	Oklahoma Development Finance Authority, Health System Revenue Bonds, Integris Baptist Medical	8/18 at 100.00	AA–	1,756,640
	Center, Series 2008B, 5.250%, 8/15/38
	Oregon – 0.8% (0.5% of Total Investments)
5,000	Oregon Health Sciences University, Revenue Bonds, Series 2002A, 5.250%, 7/01/22 – NPFG Insured	1/13 at 100.00	A1	5,106,700
	Pennsylvania – 7.2% (4.6% of Total Investments)
3,000	Allegheny County Hospital Development Authority, Pennsylvania, University of Pittsburgh Medical	No Opt. Call	Aa3	3,095,340
	Center Revenue Bonds, Series 2009A, 5.625%, 8/15/39
5,000	Delaware County Industrial Development Authority, Pennsylvania, Resource Recovery Revenue	1/11 at 100.00	BB+	4,999,750
	Refunding Bonds, Series 1997A, 6.200%, 7/01/19
5,000	Pennsylvania Higher Education Assistance Agency, Capital Acquisition Revenue Bonds, Series	12/10 at 100.00	N/R (4)	5,082,250
	2000, 5.875%, 12/15/30 (Pre-refunded 12/15/10) – MBIA Insured
5,835	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Capital Appreciation Motor License	No Opt. Call	Aa3	4,449,538
	Special Fund, Series 2010A-2, 0.000%, 12/01/34
10,000	Pennsylvania Turnpike Commission, Turnpike Subordinate Revenue Bonds, Series 2009C, 0.000%,	6/26 at 100.00	AAA	7,783,100
	6/01/33 – AGM Insured
7,550	Pennsylvania, General Obligation Bonds, Second Series 2001, 5.000%, 9/15/14	9/11 at 101.00	Aa1 (4)	8,031,313
	(Pre-refunded 9/15/11)
11,890	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Health System	5/20 at 100.00	AA	11,934,825
	Revenue Bonds, Jefferson Health System, Series 2010B, 5.000%, 5/15/40
48,275	Total Pennsylvania			45,376,116
	Puerto Rico – 7.6% (4.9% of Total Investments)
3,330	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2008A,	7/18 at 100.00	Baa1	3,475,721
	6.000%, 7/01/44
8,000	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2010XX, 5.750%, 7/01/36	7/20 at 100.00	A3	8,470,800
	Puerto Rico Housing Finance Authority, Capital Fund Program Revenue Bonds, Series 2003:
8,200	4.500%, 12/01/23 (UB)	12/13 at 100.00	AAA	9,153,906
4,300	4.500%, 12/01/23 (UB)	12/13 at 100.00	AA+	4,361,232
10,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	8/19 at 100.00	A+	10,747,800
	2009A, 6.000%, 8/01/42
4,310	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	8/20 at 100.00	A+	4,331,636
	2010C, 5.250%, 8/01/41
7,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A, 0.000%,	No Opt. Call	Aa2	1,149,820
	8/01/40 – NPFG Insured
6,390	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds,	5/12 at 100.00	BBB	6,102,770
	Series 2002, 5.375%, 5/15/33
51,530	Total Puerto Rico			47,793,685
	Rhode Island – 0.5% (0.3% of Total Investments)
3,310	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds,	6/12 at 100.00	BBB	3,131,161
	Series 2002A, 6.250%, 6/01/42
	South Carolina – 6.2% (4.0% of Total Investments)
24,730	Greenville County School District, South Carolina, Installment Purchase Revenue Bonds, Series	12/12 at 101.00	Aaa	27,899,644
	2002, 5.500%, 12/01/22 (Pre-refunded 12/01/12)
21,570	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Bonds, Series 2004A-2,	No Opt. Call	A–	7,324,309
	0.000%, 1/01/30 – AMBAC Insured
3,560	South Carolina Public Service Authority, Revenue Refunding Bonds, Santee Cooper Electric	7/13 at 100.00	Aa2	3,912,440
	System, Series 2003A, 5.000%, 1/01/20 – AMBAC Insured
49,860	Total South Carolina			39,136,393
	Tennessee – 0.8% (0.5% of Total Investments)
5,000	Knox County Health, Educational and Housing Facilities Board, Tennessee, Hospital Revenue	7/13 at 100.00	BBB+	4,858,450
	Bonds, East Tennessee Children’s Hospital, Series 2003A, 5.000%, 7/01/23 – RAAI Insured
	Texas – 9.8% (6.4% of Total Investments)
2,500	Alliance Airport Authority, Texas, Special Facilities Revenue Bonds, American Airlines Inc.,	12/12 at 100.00	CCC+	1,787,625
	Series 2007, 5.250%, 12/01/29 (Alternative Minimum Tax)
11,255	Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric	No Opt. Call	CCC	10,731,192
	Company, Series 2001C, 5.750%, 5/01/36 (Mandatory put 11/01/11) (Alternative Minimum Tax)
1,000	Cedar Hill Independent School District, Dallas County, Texas, General Obligation Bonds, Series	No Opt. Call	AA–	312,990
	2002, 0.000%, 8/15/32 – FGIC Insured
15,000	Central Texas Regional Mobility Authority, Travis and Williamson Counties, Toll Road Revenue	1/15 at 100.00	A	13,444,050
	Bonds, Series 2005, 5.000%, 1/01/45 – FGIC Insured
2,500	Comal Independent School District, Comal, Bexar, Guadalupe, Hays, and Kendall Counties, Texas,	No Opt. Call	Aaa	1,555,375
	General Obligation Bonds, Series 2005A, 0.000%, 2/01/23
6,000	Dallas-Ft. Worth International Airport Facility Improvement Corporation, Texas, Revenue Bonds,	11/10 at 100.50	CCC+	4,827,720
	American Airlines Inc., Series 1999, 6.375%, 5/01/35 (Alternative Minimum Tax)
	Ennis Independent School District, Ellis County, Texas, General Obligation Bonds, Series 2006:
3,950	0.000%, 8/15/30	8/16 at 49.21	Aaa	1,478,683
4,000	0.000%, 8/15/31	8/16 at 46.64	Aaa	1,411,160
1,715	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment	No Opt. Call	A2	451,011
	Project, Series 2001B, 0.000%, 9/01/32 – AMBAC Insured
1,250	Houston, Texas, Junior Lien Water and Sewerage System Revenue Refunding Bonds, Series 2001A,	12/11 at 100.00	AAA	1,314,088
	5.000%, 12/01/20 – AGM Insured
2,400	Houston, Texas, Senior Lien Airport System Revenue Bonds, Refunding Series 2009A,	7/18 at 100.00	AA–	2,582,304
	5.500%, 7/01/39
9,350	Leander Independent School District, Williamson and Travis Counties, Texas, General Obligation	8/15 at 39.49	AA–	2,884,943
	Bonds, Series 2005, 0.000%, 8/15/32 – FGIC Insured
6,000	Leander Independent School District, Williamson and Travis Counties, Texas, General Obligation	8/14 at 35.27	AAA	1,740,000
	Bonds, Series 2006, 0.000%, 8/15/33
4,000	North Texas Thruway Authority, First Tier System Revenue Refunding Bonds, Capital Appreciation	1/25 at 100.00	A2	3,184,040
	Series 2008I, 0.000%, 1/01/43
3,295	Tarrant County Cultural & Educational Facilities Financing Corporation, Texas, Revenue Bonds, Series	2/17 at 100.00	AA–	3,367,754
	2007, Residuals 1760-3, 16.975%, 2/15/36 (IF)
2,890	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue	8/20 at 100.00	A1	2,903,207
	Bonds, Scott & White HealthCare Project, Series 2010, 5.500%, 8/15/45
5,000	White Settlement Independent School District, Tarrant County, Texas, General Obligation Bonds,	8/15 at 36.81	AAA	1,441,050
	Series 2005, 0.000%, 8/15/34
3,970	Wichita Falls, Wichita County, Texas, Priority Lien Water and Sewerage System Revenue Bonds,	8/11 at 100.00	AA– (4)	4,158,257
	Series 2001, 5.000%, 8/01/21 (Pre-refunded 8/01/11) – AMBAC Insured
	Wylie Independent School District, Taylor County, Texas, General Obligation Bonds, Series 2005:
3,000	0.000%, 8/15/23	8/15 at 67.10	AAA	1,661,580
2,000	0.000%, 8/15/24	8/15 at 63.56	AAA	1,041,760
91,075	Total Texas			62,278,789
	Utah – 0.5% (0.3% of Total Investments)
3,000	Riverton, Utah, Hospital Revenue Bonds, IHC Health Services, Inc., Series 2009, 5.000%, 8/15/41	8/19 at 100.00	AA+	3,078,960
	Virginia – 2.5% (1.6% of Total Investments)
21,500	Metropolitan Washington DC Airports Authority, Virginia, Dulles Toll Raod Revenue Bonds,	10/26 at 100.00	AAA	16,052,975
	Series 2009C, 0.000%, 10/01/41 – AGC Insured
	Washington – 8.9% (5.8% of Total Investments)
2,755	Cowlitz County, Washington, Special Sewerage Revenue Refunding Bonds, CSOB Wastewater	No Opt. Call	A1	3,091,303
	Treatment Facilities, Series 2002, 5.500%, 11/01/16 – FGIC Insured
10,000	Energy Northwest, Washington, Electric Revenue Refunding Bonds, Nuclear Project 3, Series	7/11 at 101.00	AAA	10,531,300
	2001A, 5.500%, 7/01/17 – AGM Insured
2,500	King County, Washington, Sewer Revenue Bonds, Series 2001, 5.000%, 1/01/23 – FGIC Insured	1/12 at 100.00	AA+	2,606,925
6,950	Port of Seattle, Washington, Revenue Bonds, Series 2000B, 5.625%, 2/01/24 – NPFG Insured	8/10 at 100.00	Aa2	6,958,896
	(Alternative Minimum Tax) (UB)
2,150	Seattle, Washington, General Obligation Refunding and Improvement Bonds, Series 2002,	12/12 at 100.00	AAA	2,235,979
	4.500%, 12/01/20
3,000	Spokane County School District 81, Spokane, Washington, General Obligation Bonds, Series 2005,	6/15 at 100.00	Aa1	3,205,620
	5.000%, 6/01/24 – NPFG Insured
3,520	Washington State Health Care Facilities Authority, Revenue Bonds, Children’s Hospital and	10/11 at 100.00	Aa3 (4)	3,709,341
	Regional Medical Center, Series 2001, 5.000%, 10/01/21 (Pre-refunded 10/01/11) –
	0AMBAC Insured
10,485	Washington State Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Revenue Bonds,	6/13 at 100.00	BBB	10,786,339
	Series 2002, 6.500%, 6/01/26
9,000	Washington State, Motor Vehicle Fuel Tax General Obligation Bonds, Series 2003C, 0.000%,	No Opt. Call	AA+	3,999,060
	6/01/28 – FGIC Insured
9,000	Washington, Motor Vehicle Fuel Tax General Obligation Bonds, Series 2002C, 5.000%, 1/01/21 –	1/12 at 100.00	AAA	9,492,930
	AGM Insured
59,360	Total Washington			56,617,693
	Wisconsin – 2.5% (1.6% of Total Investments)
2,280	Badger Tobacco Asset Securitization Corporation, Wisconsin, Tobacco Settlement Asset-Backed	6/12 at 100.00	AAA	2,453,280
	Bonds, Series 2002, 6.125%, 6/01/27 (Pre-refunded 6/01/12)
1,755	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Divine Savior	5/16 at 100.00	BBB	1,536,292
	Healthcare, Series 2006, 4.750%, 5/01/25
1,250	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, United Lutheran Program	9/10 at 100.00	N/R	1,089,275
	for the Aging Inc., Series 1998, 5.700%, 3/01/28
9,920	Wisconsin State, General Fund Annual Appropriation Revenue Bonds, Refunding Series 2009A,	5/19 at 100.00	AA–	10,838,195
	5.750%, 5/01/33
15,205	Total Wisconsin			15,917,042
	Wyoming – 0.7% (0.5% of Total Investments)
4,080	Campbell County, Wyoming Solid Waste Facilities Revenue Bonds, Basin Electric Power	7/19 at 100.00	A+	4,479,310
	Cooperative – Dry Fork Station Facilities, Series 2009A, 5.750%, 7/15/39
$ 1,308,320	Total Investments (cost $986,418,900) – 154.5%			978,404,646
	Floating Rate Obligations – (7.7)%			(48,745,000)
	Other Assets Less Liabilities – 8.6%			54,324,650
	Variable Rate Demand Preferred Shares, at Liquidation Value – (55.4)% (6)			(350,900,000)
	Net Assets Applicable to Common Shares – 100%			$ 633,084,296

Fair Value Measurements

In determining the value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of July 31, 2010:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$ —	$978,404,646	$ —	$978,404,646

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At July 31, 2010, the cost of investments was $937,513,089.

Gross unrealized appreciation and gross unrealized depreciation of investments at July 31, 2010, were as follows:

Gross unrealized:
Appreciation	$ 44,747,840
Depreciation	(52,602,152)
Net unrealized appreciation (depreciation) of investments	$ (7,854,312)

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service, Inc.
(“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	The Fund’s Adviser has concluded this issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.
(6)	Variable Rate Demand Preferred Shares, at Liquidation Value as a percentage of Total Investments is 35.9%.
N/R	Not rated.
WI/DD	Purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Municipal Market Opportunity Fund, Inc.

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date         September 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date         September 29, 2010

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date         September 29, 2010